UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)855-3434

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Granahan Small Cap Advantage Fund

Semi-Annual Report

March 31, 2024

(Unaudited)

Risk Disclosure
As of March 31, 2024 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), DFC Preferred Advisors LLC’s (“DFC”), the portfolio managers’ or sub-advisers’ beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, DFC’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in each Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at www.destracapital.com.

Overview of Fund Expenses
As of March 31, 2024 (unaudited)

As a shareholder of the Destra Investment Trust, you incur management fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Destra Flaherty & Crumrine Preferred and Income Fund	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/23 – 3/31/24(1)
Class I
Actual	$1,000.00	$1,105.90	1.25%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.25%	6.31
Class A
Actual	1,000.00	1,104.80	1.50%	7.89
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.56
Class C
Actual	1,000.00	1,100.80	2.25%	11.82
Hypothetical (5% return before expenses)	1,000.00	1,013.75	2.25%	11.33

Destra Granahan Small Cap Advantage Fund	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio(2)	Expenses Paid During Period 10/1/23 – 3/31/24(2)
Class I
Actual	$1,000.00	$1,152.20	1.50%	$8.07
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57
Class A
Actual	1,000.00	1,151.60	1.75%	9.41
Hypothetical (5% return before expenses)	1,000.00	1,016.25	1.75%	8.82

(1)	Expenses are equal to the Destra Flaherty & Crumrine Preferred and Income Fund’s annualized expense ratios for the period October 1, 2023 through March 31, 2024, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Expenses are equal to the Destra Granahan Small Cap Advantage Fund’s annualized expense ratio for the period October 1, 2023 through March 31, 2024, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES – 71.0%
	BANKS – 27.9%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$546,250
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa2	2,110,492
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	917,516
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	288,393
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,454,681
1,125,000	4.700% to 01/30/25 then 3-Month CME SOFR + 3.496%, Series V(2)	Ba1	1,100,249
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,281,724
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,262,995
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month CME Term SOFR + 3.904%, Series D(2)	Baa3	3,492,064
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)	BBB+(3)	1,162,848
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	491,018
1,160,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa3	1,118,073
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	238,749
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	846,000
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	623,520
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	414,183
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,487,277
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	899,365
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,464,430
435,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2)	Ba1	462,543
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	322,620
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	960,057
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	841,424
	JPMorgan Chase & Co.
500,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	474,573
1,050,000	6.875% to 06/01/29 then USD 5 Year Tsy + 2.737%, Series NN(2)	Baa2	1,089,494
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	3,246,754
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	591,988
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	591,078
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	500,200
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,216,116
700,000	9.179%, 3-Month CME Term SOFR + 3.872%, Series E(2)(7)	Baa3	703,058
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	Ba3	449,857
41,454	Morgan Stanley, 5.850%, Series K(2)	Baa3	1,035,935
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month CME USD Libor + 3.821%, Series A(2)	Caa1	2,885,153
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	417,085
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,092,287
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	609,826
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,747,535

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	$2,135,800
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	711,887
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	867,100
38,000	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	950,380
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,151,998
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	652,716
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	1,066,381
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB-(3)	674,873
2,022	9.149%, 3-Month CME Term SOFR + 3.840%, Series B(2)(7)	BB-(3)	46,001
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Ba1	320,334
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	785,442
750,000	5.875% to 06/15/25 then 9.865%, Series U(2)	Baa2	749,371
267	7.500%, Series L(2)(5)	Baa2	325,566
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2)	Baa2	1,916,027
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,031,184
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba3	232,200
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(6)	1,089,000
43,000	Zions Bancorp NA, 9.391%, 3-Month CME Term SOFR + 4.062%, Series I(2)(7)	BB+(3)	40,048
			60,183,718
	FINANCIAL SERVICES – 3.8%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa3	449,708
2,245,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba1	2,230,875
21,200	Affiliated Managers, 6.750%, 03/30/64	Baa1	541,024
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,049,749
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	636,262
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	804,705
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	698,538
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	312,289
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	580,917
20,000	Stifel Financial Corp., 4.500%, Series D(2)	BB-(3)	386,400
17,093	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	449,204
			8,139,671
	INSURANCE – 20.3%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,358,951
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,229,160
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,547,036
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	510,250
18,630	9.593%(2)	Ba1	471,712
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	410,468

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	$468,468
90,500	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	2,156,615
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	699,171
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	656,931
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	327,150
131,885	Delphi Financial Group, Inc., 8.759%, 3-Month CME Term SOFR + 3.452%, 05/15/37(7)	BBB(3)	3,192,276
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	625,148
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BBB-(3)	801,409
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	1,137,270
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	122,475
196,000	Everest Reinsurance Holdings, Inc., 7.954%, 3-Month CME Term SOFR + 2.647%, 05/15/37(7)	Baa2	185,302
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,235,763
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	332,125
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	888,125
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	751,192
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,411,313
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	438,363
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	431,800
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,883,363
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,164,183
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,973,616
	Prudential Financial, Inc.
525,000	6.500% to 03/15/34 then USD 5 Year Tsy + 2.404%, 03/15/54	Baa1	534,990
3,610,000	6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	3,763,995
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	998,198
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,004,625
4,625	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	109,381
			43,820,824
	UTILITIES – 9.2%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,322,896
40,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	1,022,375
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	965,594
1,344,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	1,359,080
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	682,002
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,686,076
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	475,482
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,781,795

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
355,000	NextEra Energy Capital Holdings, Inc., 6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	$357,101
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,927,606
52,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	1,092,210
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	519,285
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,345,042
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,274,587
570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	577,367
1,350,000	Southern California Edison Co., 9.767%, 3-Month CME Term SOFR + 4.461%, Series E(2)(7)	Baa3	1,356,437
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	173,428
			19,918,363
	ENERGY – 5.1%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	323,029
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Baa3	1,225,901
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Baa3	789,609
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,358,289
160,236	7.600% to 05/15/24 then 3-Month CME Term SOFR + 5.423%, Series E(2)	Ba2	4,053,971
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Ba1	1,906,292
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,316,276
			10,973,367
	COMMUNICATIONS – 1.1%
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,590,054
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	724,320
			2,314,374
	MISCELLANEOUS – 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB+(3)	351,945
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	563,500
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,725,625
			3,641,070
	REITS – 1.9%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/12/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,381,529
10,859	6.375%, Series D(2)	NR(4)	212,402
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,540,756
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	522,860
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	333,482
			3,991,029
	TOTAL PREFERRED SECURITIES (Cost $162,148,716)		152,982,416

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 26.7%
	BANKS – 26.7%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	$4,231,388
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,400,825
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	795,186
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,078,078
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	685,781
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	901,386
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	641,080
	Banco Santander SA
10,400,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	9,076,683
400,000	9.625%, USD 5 Year Tsy + 5.298%(1)(2)	Ba1	441,758
670,000	Bank of Montreal, 7.700%, USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	680,108
1,000,000	Bank of Nova Scotia, 8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,044,095
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	328,788
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,227,282
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba1	699,913
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	380,219
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	579,187
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	568,198
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	351,615
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,014,262
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	785,246
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,964,472
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	396,365
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	510,970
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	371,477
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,266,414
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	313,895
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	833,848
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,119,661
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,144,083
2,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	2,885,894
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,896,801
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,341,080
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Baa3	1,469,802
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	273,197

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	$815,918
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	760,209
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	228,368
750,000	8.000% to 09/29/25 then 13.873%(1)(2)	Ba2	753,947
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	726,719
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	333,300
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,938,981
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	494,869
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	736,656
			57,488,004
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $60,418,622)		57,488,004

	CORPORATE DEBT SECURITIES – 0.7%
	BANKS – 0.3%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	496,635

	COMMUNICATIONS – 0.2%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa3	120,383
36,585	6.750%, 06/15/57	Caa3	357,070
			477,453
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	430,532
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,242,952)		1,404,620

	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUND – 0.7%
1,553,368	Fidelity Investments Money Market Treasury Portfolio – Class I, 5.190%(8)		1,553,368

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,553,368)		1,553,368
	TOTAL INVESTMENTS – 99.1% (Cost $226,363,658)		213,428,408
	Other Assets In Excess Of Liabilities – 0.9%		2,016,472
	TOTAL NET ASSETS – 100.0%		$215,444,880

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At March 31, 2024, the total value of these securities is $53,703,623, representing 24.9% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating.
(7)	The interest rate shown reflects the rate in effect as of March 31, 2024.
(8)	The rate is the annualized seven-day yield as of March 31, 2024.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

		% of
Summary by Country	Value	Net Assets
Australia	$5,701,190	2.6%
Bermuda	2,119,232	1.0
Canada	12,412,377	5.8
France	11,308,091	5.2
Germany	371,477	0.2
Mexico	2,796,445	1.3
Netherlands	7,260,852	3.4
Spain	13,792,529	6.4
Switzerland	1,231,525	0.6
United Kingdom	16,256,885	7.5
United States	140,177,805	65.1
Total Investments	213,428,408	99.1
Other Assets in Excess of Liabilities	2,016,472	0.9
Net Assets	$215,444,880	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2024. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$26,627,318	$33,556,400	$-	$60,183,718
Financial Services	1,376,628	6,763,043	-	8,139,671
Insurance	9,290,133	34,530,691	-	43,820,824
Utilities	5,561,477	14,356,886	-	19,918,363
Energy	4,053,971	6,919,396	-	10,973,367
Communications	-	2,314,374	-	2,314,374
Miscellaneous	-	3,641,070	-	3,641,070
REITS	3,991,029	-	-	3,991,029
Contingent Capital Securities
Banks	-	57,488,004	-	57,488,004
Corporate Debt Securities
Banks	-	496,635	-	496,635
Communications	477,453	-	-	477,453
Insurance	-	430,532	-	430,532
Short-Term Investments
Money Market Fund	1,553,368	-	-	1,553,368
Total Investments in Securities	$52,931,377	$160,497,031	$-	$213,428,408

During the six months ended March 31, 2024, there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of March 31, 2024 (unaudited)

Shares		Value
	COMMON STOCKS – 98.5%
	COMMUNICATIONS – 3.6%
	INTERNET – 3.6%
9,005	Bumble, Inc., Class A(1)	$102,207
2,585	Cogent Communications Holdings, Inc.	168,878
560	Etsy, Inc.(1)	38,483
6,956	EverQuote, Inc., Class A(1)	129,103
9,843	Magnite, Inc.(1)	105,812
752	Reddit, Inc., Class A(1)	37,089
		581,572
	CONSUMER, CYCLICAL – 12.7%
	AUTO PARTS & EQUIPMENT – 3.1%
72,414	indie Semiconductor, Inc., Class A(1)	512,691

	ENTERTAINMENT – 2.9%
81,664	Genius Sports, Ltd.(1)	466,302

	LEISURE TIME – 3.4%
13,506	Life Time Group Holdings, Inc.(1)	209,613
21,190	Topgolf Callaway Brands Corp.(1)	342,642
		552,255
	RETAIL – 3.3%
4,469	First Watch Restaurant Group, Inc.(1)	110,027
7,682	Lovesac Co.(1)	173,613
11,124	Portillo’s, Inc., Class A(1)	157,738
276	RH(1)	96,120
		537,498
	TOTAL CONSUMER, CYCLICAL	2,068,746

	CONSUMER, NON-CYCLICAL – 31.7%
	BIOTECHNOLOGY – 9.5%
31,852	Bluebird Bio, Inc.(1)	40,770
2,264	Blueprint Medicines Corp.(1)	214,763
5,291	Bridgebio Pharma, Inc.(1)	163,598
9,754	Edgewise Therapeutics, Inc.(1)	177,913
32,057	Harvard Bioscience, Inc.(1)	135,922
1,362	Keros Therapeutics, Inc.(1)	90,164
5,507	Kiniksa Pharmaceuticals, Ltd., Class A(1)	108,653
1,600	MoonLake Immunotherapeutics, Class A(1)	80,368
7,432	Pliant Therapeutics, Inc.(1)	110,737
2,845	Prothena Corp. PLC(1)	70,471
3,660	Syndax Pharmaceuticals, Inc.(1)	87,108
972	Viking Therapeutics, Inc.(1)	79,704
4,374	Xenon Pharmaceuticals, Inc.(1)	188,301
		1,548,472
	COMMERCIAL SERVICES – 10.3%
15,943	Alta Equipment Group, Inc.	206,462
3,907	CoStar Group, Inc.(1)	377,416
3,658	Coursera, Inc.(1)	51,285
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES (continued)
1,284	Paylocity Holding Corp.(1)	$220,668
1,372	SoundThinking, Inc.(1)	21,788
14,802	Toast, Inc., Class A(1)	368,866
8,056	Udemy, Inc.(1)	88,455
7,542	WillScot Mobile Mini Holdings Corp.(1)	350,703
		1,685,643
	HEALTHCARE-PRODUCTS – 10.5%
14,843	BioLife Solutions, Inc.(1)	275,338
11,465	Castle Biosciences, Inc.(1)	253,950
10,407	OrthoPediatrics Corp.(1)	303,468
8,273	Quanterix Corp.(1)	194,912
2,542	Repligen Corp.(1)	467,524
13,260	SI-BONE, Inc.(1)	217,066
		1,712,258
	PHARMACEUTICALS – 0.5%
2,930	Intellia Therapeutics, Inc.(1)	80,604

	SEMICONDUCTORS – 0.9%
2,342	Azenta, Inc.(1)	141,176
	TOTAL CONSUMER,NON-CYCLICAL	5,168,153

	FINANCIAL – 3.8%
	INSURANCE – 0.9%
270	Kinsale Capital Group, Inc.	141,680

	PRIVATE EQUITY – 2.0%
7,872	Victory Capital Holdings, Inc., Class A	334,009

	REAL ESTATE – 0.9%
41,169	Compass, Inc.(1)	148,208
	TOTAL FINANCIAL	623,897

	INDUSTRIAL – 14.3%
	COMPUTERS – 0.6%
5,520	Kornit Digital, Ltd.(1)	100,022

	ELECTRONICS – 0.2%
3,272	Enovix Corp.(1)	26,209

	ENGINEERING & CONSTRUCTION – 0.6%
13,618	908 Devices, Inc.(1)	102,816

	ENVIRONMENTAL CONTROL – 2.8%
4,651	Casella Waste Systems, Inc., Class A(1)	459,844

	MACHINERY-DIVERSIFIED – 2.4%
8,767	Columbus McKinnon Corp.	391,271

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIAL (continued)
	METAL FABRICATE/HARDWARE – 2.4%
1,459	RBC Bearings, Inc.(1)	$394,441

	MISCELLANEOUS MANUFACTURING – 5.3%
1,655	Axon Enterprise, Inc.(1)	517,817
2,583	Materion Corp.	340,310
		858,127
	TOTAL INDUSTRIAL	2,332,730

	TECHNOLOGY – 32.4%
	COMPUTERS – 3.7%
1,245	Globant SA(1)	251,366
5,573	Pure Storage, Inc., Class A(1)	289,740
5,976	Stratasys, Ltd.(1)	69,441
		610,547
	SEMICONDUCTORS – 3.0%
2,710	Power Integrations, Inc.	193,901
1,143	Semtech Corp.(1)	31,421
7,366	Veeco Instruments, Inc.(1)	259,062
		484,384
	SOFTWARE – 25.7%
7,235	CCC Intelligent Solutions Holdings, Inc.(1)	86,531
5,945	DoubleVerify Holdings, Inc.(1)	209,026
10,172	Evolent Health, Inc., Class A(1)	333,540
3,096	Guidewire Software, Inc.(1)	361,334
23,251	Health Catalyst, Inc.(1)	175,080
131	HubSpot, Inc.(1)	82,079
2,166	Klaviyo, Inc., Class A(1)	55,190
3,777	Oddity Tech, Ltd., Class A(1)	164,111
9,357	Phreesia, Inc.(1)	223,913
40,787	Porch Group, Inc.(1)	175,792
7,401	PROS Holdings, Inc.(1)	268,878
5,179	Smartsheet, Inc., Class A(1)	199,391
10,013	Sprout Social, Inc., Class A(1)	597,876
2,039	SPS Commerce, Inc.(1)	377,011
3,421	Vertex, Inc., Class A(1)	108,651
2,372	Workiva, Inc., Class A(1)	201,146
51,539	Zeta Global Holdings Corp., Class A(1)	563,321
		4,182,870
	TOTAL TECHNOLOGY	5,277,801
	TOTAL COMMON STOCKS (Cost $14,016,190)	16,052,899

	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	255
	TOTAL RIGHTS (Cost $15,826)	255
Shares		Value
	SHORT-TERM INVESTMENTS – 1.1%
	MONEY MARKET FUND – 1.1%
177,526	Fidelity Investments Money Market Treasury Portfolio – Class I, 5.190%(4)	$177,526

	TOTAL SHORT-TERM INVESTMENTS (Cost $177,526)	177,526
	TOTAL INVESTMENTS – 99.6% (Cost $14,209,542)	16,230,680
	Other Assets in Excess of Liabilities – 0.4%	58,786
	TOTAL NET ASSETS– 100.0%	$16,289,466

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investment as to resale.
(4)	The rate is the annualized seven-day yield as of March 31, 2024.

PLC – Public Limited Company

SA – Corporation

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Summary by Industry Group	Value	% of Net Assets
Common Stocks
Auto Parts & Equipment	$512,691	3.1%
Biotechnology	1,548,472	9.5
Commercial Services	1,685,643	10.3
Computers	710,569	4.3
Electronics	26,209	0.2
Engineering & Construction	102,816	0.6
Entertainment	466,302	2.9
Environmental Control	459,844	2.8
Healthcare-Products	1,712,258	10.5
Insurance	141,680	0.9
Internet	581,572	3.6
Leisure Time	552,255	3.4
Machinery-Diversified	391,271	2.4
Metal Fabricate/Hardware	394,441	2.4
Miscellaneous Manufacturing	858,127	5.3
Pharmaceuticals	80,604	0.5
Summary by Industry Group	Value	% of Net Assets
Private Equity	$334,009	2.0%
Real Estate	148,208	0.9
Retail	537,498	3.3
Semiconductors	625,560	3.9
Software	4,182,870	25.7
Total Common Stocks	16,052,899	98.5
Rights
Pharmaceuticals	255	0.0
Total Rights	255	0.0
Short-Term Investments
Money Market Fund	177,526	1.1
Total Short-Term Investments	177,526	1.1
Total Investments	16,230,680	99.6
Other Assets in Excess of Liabilities	58,786	0.4
Total Net Assets	$16,289,466	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2024. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3*	Total
Common Stocks	$16,052,899	$-	$-	$16,052,899
Rights	-	-	255	255
Short-Term Investments	177,526	-	-	177,526
Total Investments in Securities	$16,230,425	$-	$255	$16,230,680

During the six months ended March 31, 2024, there were no transfers into or out of any levels.

*	A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of March 31, 2024, there was not a significant amount of Level 3 investments in the Destra Granahan Small Cap Advantage Fund.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2024 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Assets:
Investments, at value (cost $226,363,658 and $14,209,542, respectively)	$213,428,408	$16,230,680
Cash	34,600	3,082
Receivables:
Interest	1,791,833	604
Dividends	303,808	2,495
Fund shares sold	259,590	-
Investments sold	-	138,210
Due from adviser (see note 3)	-	2,972
Prepaid expenses	54,667	18,628
Total assets	215,872,906	16,396,671

Liabilities:
Payables:
Management fee (see note 3)	151,520	-
Capital shares redeemed	125,035	7,700
Transfer agent fees and expenses	74,662	12,496
Accounting and administrative fees	31,788	10,490
Distribution fees	21,229	1,216
Custody fees	13,156	6,296
Chief financial officer fees	4,069	453
Chief compliance officer fees	651	142
Investments purchased	-	56,424
Professional fees	-	10,553
Accrued other expenses	5,916	1,435
Total liabilities	428,026	107,205
Net assets	$215,444,880	$16,289,466

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$245,636,406	$21,714,446
Total accumulated deficit	(30,191,526)	(5,424,980)
Net assets	$215,444,880	$16,289,466

Net assets:
Class I	$169,704,644	$10,513,923
Class A	27,580,573	5,775,543
Class C	18,159,663	-
Shares outstanding:
Class I	10,511,452	919,512
Class A	1,700,401	510,330
Class C	1,113,632	-
Net asset value per share:
Class I	$16.41	$11.43
Class A	16.22	11.32
Maximum offering price per share(1)	16.98	11.85
Class C	16.31	-

(1)	Include a sales charge of 4.50%.

See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended March 31, 2024 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Investment income:
Interest income	$4,796,563	$4,842
Dividend income	2,134,938	15,078 (1)
Total investment income	6,931,501	19,920

Expenses:
Management fee (see note 3)	772,322	83,659
Transfer agent fees and expenses	161,097	29,797
Accounting and administrative fees	95,666	32,305
Professional fees	64,355	29,331
Trustee fees (see note 9)	35,732	2,905
Registration fees	33,541	17,332
Chief financial officer fees (see note 9)	32,489	2,659
Custody fees	29,537	11,835
Chief compliance officer fees (see note 9)	23,721	1,934
Insurance expense	18,022	1,393
Shareholder reporting fees	16,483	2,851
Distribution fees Class C (see note 4)	91,549	-
Distribution fees Class A (see note 4)	33,779	6,882
Other expenses	8,680	7,246
Total expenses	1,416,973	230,129
Contractual expenses waived and reimbursed by adviser (see note 3)	(4,442)	(103,685)
Net expenses	1,412,531	126,444
Net investment income (loss)	5,518,970	(106,524)

Net realized and unrealized gain (loss):
Net realized loss on:
Investments	(1,128,476)	(474,082)
Net change in unrealized appreciation on:
Investments	16,182,779	2,862,212
Net realized and unrealized gain	15,054,303	2,388,130
Net increase in net assets resulting from operations	$20,573,273	$2,281,606

(1)	Net of foreign withholding taxes of $168.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Granahan Small Cap Advantage Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$5,518,970	$11,306,064	$(106,524)	$(222,285)
Net realized loss	(1,128,476)	(11,329,935)	(474,082)	(2,224,192)
Net change in unrealized appreciation	16,182,779	2,445,288	2,862,212	2,298,002
Net increase (decrease) in net assets resulting from operations	20,573,273	2,421,417	2,281,606	(148,475)

Distributions to shareholders:
Class I	(4,283,752)	(9,230,133)	-	-
Class A	(688,870)	(1,309,691)	-	-
Class C	(395,829)	(1,014,514)	-	-
Total distributions to shareholders	(5,368,451)	(11,554,338)	-	-

Capital transactions:
Proceeds from shares sold:
Class I	33,943,015	77,289,306	592,938	4,497,067
Class A	5,224,598	6,872,956	64,210	954,600
Class C	223,270	1,089,384	-	-

Reinvestment of distributions:
Class I	3,437,510	7,287,577	-	-
Class A	623,303	1,113,416	-	-
Class C	299,329	785,842	-	-

Cost of shares redeemed:
Class I	(36,475,157)	(95,592,398)	(1,891,855)	(3,022,947)
Class A	(5,979,661)	(8,533,496)	(418,334)	(1,789,050)
Class C	(2,401,544)	(7,498,947)	-	-
Net increase (decrease) in net assets from capital transactions	(1,105,337)	(17,186,360)	(1,653,041)	639,670
Total increase (decrease) in net assets	14,099,485	(26,319,281)	628,565	491,195

Net assets:
Beginning of period	201,345,395	227,664,676	15,660,901	15,169,706
End of period	$215,444,880	$201,345,395	$16,289,466	$15,660,901

Capital share transactions:
Shares sold:
Class I	2,168,598	4,941,970	56,323	420,520
Class A	333,298	442,014	6,308	90,171
Class C	14,060	67,855	-	-

Shares reinvested:
Class I	220,876	474,762	-	-
Class A	39,861	72,270	-	-
Class C	19,047	50,707	-	-

Shares repurchased:
Class I	(2,349,615)	(6,179,383)	(177,384)	(284,114)
Class A	(380,066)	(548,126)	(39,567)	(168,245)
Class C	(153,193)	(482,751)	-	-
Net increase (decrease) from capital share transactions	(87,134)	(1,160,682)	(154,320)	58,332

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

Destra Flaherty & Crumrine Preferred and Income Fund
	Net asset value,		Net realized and		Distributions to shareholders	Distributions to			Net asset		Ratios to average net assets(1)			Net assets,
Period ending September 30,	beginning of period	Net investment income(2)	unrealized gain (loss)	Total from investment operations	from net investment income	shareholders from net realized gain	Total distributions	Redemption fees	value, end of period	Total return(3),(4)	Gross expenses	Net expenses	Net investment income	end of period (in thousands)	Portfolio turnover rate(4)
Class I
2024(5)	$14.99	$0.43	$1.41	$1.84	$(0.42)	$-	$(0.42)	$-	$16.41	10.59%	1.25%	1.25%	5.48%	$169,705	6%
2023	15.60	0.82	(0.58)	0.24	(0.85)	-	(0.85)	-	14.99	1.53	1.24	1.24	5.31	156,961	12
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	-	(0.79)	-	15.60	(14.19)	1.20	1.20	4.43	175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	-	(0.77)	-	19.03	10.92	1.14	1.14	4.20	255,392	15
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	-	17.87	2.22	1.17	1.17	4.61	217,420	19
2019	17.73	0.84	0.86	1.70	(0.86)	(0.16)	(1.02)	-	18.41	10.13	1.22	1.22	4.75	194,583	18
Class A
2024(5)	15.06	0.41	1.15	1.56	(0.40)	-	(0.40)	-	16.22	10.48	1.50	1.50	5.22	27,581	6
2023	15.67	0.79	(0.59)	0.20	(0.81)	-	(0.81)	-	15.06	1.28	1.49	1.49	5.06	25,709	12
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	-	(0.75)	-	15.67	(14.40)	1.45	1.45	4.21	27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	-	(0.72)	-	19.11	10.66	1.39	1.39	3.96	33,941	15
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	-	17.94	1.96	1.42	1.42	4.34	34,444	19
2019	17.79	0.80	0.87	1.67	(0.82)	(0.16)	(0.98)	-	18.48	9.88	1.47	1.47	4.51	34,088	18
Class C
2024(5)	15.14	0.35	1.16	1.51	(0.34)	-	(0.34)	-	16.31	10.08	2.25	2.25	4.47	18,160	6
2023	15.74	0.67	(0.58)	0.09	(0.69)	-	(0.69)	-	15.14	0.57	2.24	2.24	4.29	18,676	12
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	-	(0.61)	-	15.74	(15.08)	2.20	2.20	3.46	25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	-	(0.58)	-	19.20	9.85	2.14	2.14	3.21	31,966	15
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	-	18.02	1.20	2.17	2.17	3.60	29,634	19
2019	17.87	0.67	0.87	1.54	(0.69)	(0.16)	(0.85)	-	18.56	9.02	2.22	2.22	3.76	29,065	18

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	Not annualized for periods less than one year.
(5)	For the six months ended March 31, 2024 (Unaudited).

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated. (continued)

Destra Granahan Small Cap Advantage Fund
	Net asset value,		Net realized and		Distributions to shareholders	Distributions to			Net asset		Ratios to average net assets(1)			Net assets,
Period ending September 30,	beginning of period	Net investment (loss)(2)	unrealized gain (loss)	Total from investment operations	from net investment income	shareholders from net realized gain	Total distributions	Redemption fees	value, end of period	Total return(3),(4)	Gross expenses(5)	Net expenses(6)	Net investment (loss)(6)	end of period (in thousands)	Portfolio turnover rate(4)
Class I
2024(7)	$9.92	$(0.07)	$1.58	$1.51	$-	$-	$-	$-	$11.43	15.22%	2.80%	1.50%	(1.25)%	$10,514	33%
2023	9.97	(0.13)	0.08	(0.05)	-	-	-	-	9.92	(0.50)	2.75	1.50	(1.22)	10,319	60
2022	18.93	(0.18)	(7.19)	(7.37)	-	(1.59)	(1.59)	-	9.97	(41.93)	2.46	1.50	(1.33)	9,013	78
2021	12.77	(0.23)	6.42	6.19	(0.02)	(0.01)	(0.03)	-	18.93	48.55	2.26	1.50	(1.28)	16,105	49
2020	9.25	(0.13)	3.65	3.52	-	-	-	-	12.77	38.05	6.49	1.50	(1.22)	3,512	85
2019(8)	10.00	(0.01)	(0.74)	(0.75)	-	-	-	-	9.25	(7.50)	35.78	1.50	(0.95)	1,093	86
Class A
2024(7)	9.83	(0.08)	1.57	1.49	-	-	-	-	11.32	15.16	3.05	1.75	(1.50)	5,776	33
2023	9.90	(0.16)	0.09	(0.07)	-	-	-	-	9.83	(0.71)	3.00	1.75	(1.47)	5,342	60
2022	18.86	(0.21)	(7.16)	(7.37)	-	(1.59)	(1.59)	-	9.90	(42.09)	2.71	1.75	(1.59)	6,157	78
2021	12.75	(0.27)	6.41	6.14	(0.02)	(0.01)	(0.03)	-	18.86	48.16	2.51	1.75	(1.54)	12,182	49
2020	9.26	(0.17)	3.66	3.49	-	-	-	-	12.75	37.69	6.74	1.75	(1.47)	7,724	85
2019(8)	10.00	(0.02)	(0.72)	(0.74)	-	-	-	-	9.26	(7.40)	36.03	1.75	(1.19)	220	86

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	Not annualized for periods less than one year.
(5)	For the periods ended September 30, 2020 and September 30, 2021, gross expenses ratios are inclusive of deferred service provider fees. For the period ended September 30, 2020, gross expense ratios excluding deferred service provider fees would have been 5.18% and 5.43% for Class I and Class A, respectively. For the period ended September 30, 2021, gross expense ratios excluding deferred service provider fees would have been 1.78% and 2.03% for Class I and Class A, respectively (see Note 3).
(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).
(7)	For the six months ended March 31, 2024 (Unaudited).
(8)	Commenced operations on August 9, 2019.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2024 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series of diversified portfolios (collectively, the “Funds” and each individually a “Fund”): Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”), which commenced operations on April 12, 2011, and Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”), which commenced operations on August 8, 2019. The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Small Cap Advantage Fund’s investment objective is to seek long-term capital appreciation. The Preferred and Income Fund currently offers three classes of shares, Classes A, C, and I. The Small Cap Advantage Fund currently offers two classes of shares, Classes A and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies under U.S. GAAP and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

The Board of Trustees of the Trust (“the Board”) has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated Destra Capital Advisors LLC, investment adviser to Small Cap Advantage Fund, and DFC Preferred Advisors LLC, investment adviser to Preferred and Income Fund (each, an “Adviser”), as the valuation designee of its respective Fund. As valuation designee, each Adviser performs the fair value determination relating to any and all investments of its respective Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, each Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of its respective Fund’s investments. Each Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

ASC 820 defines fair value as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by the valuation designee. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities,

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value (“NAV”), the Funds value these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Funds deposit cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly income distributions and the Small Cap Advantage Fund expects to pay annual income distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

The Funds have entered into an Investment Management Agreement (“the Agreement”) with Destra. Effective February 11, 2021, (the “Effective Date”) the Preferred and Income Fund entered into a new Investment Management Agreement (“the new Agreement”) with DFC. As of the effective date, DFC replaced Destra as the Adviser to the Preferred and Income Fund.

Subject to the oversight of the Trust’s Board, Destra and DFC (collectively, the “Advisers” and each individually an “Adviser”) are responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. DFC receives an annual management fee payable monthly, at an annual rate of 0.75% of the average daily net assets of the Preferred and Income Fund. Destra receives an annual management fee payable monthly, at an annual rate of 0.95% of the average daily net assets of the Small Cap Advantage Fund. Prior to February 1, 2024, the Small Cap Advantage Fund paid Destra a monthly fee at an annual rate of 1.10% of the Fund’s average daily net assets. Management fees paid by the Funds for the six months ended March 31, 2024, are disclosed in the Statements of Operations. The Preferred and Income Fund paid management fees totaling $772,322 to DFC for the six months ended March 31, 2024, before waivers. During the six months ended March 31, 2024, the Small Cap Advantage Fund paid management fees totaling $83,659 to Destra, before waivers.

The Trust and each Adviser have entered into an expense limitation agreement where each Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Preferred and Income Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively, and 1.75%, and 1.50% of the Small Cap Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 31, 2034, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the six months ended March 31, 2024, expenses totaling $4,442 and $103,685 were waived and reimbursed by Destra for the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

The following amounts are subject to recapture by Destra by the following dates:

		Small Cap
	Preferred and	Advantage
	Income Fund	Fund
September 30, 2024	$-	$225,041
September 30, 2025	-	205,662
September 30, 2026	-	211,358
September 30, 2027	4,442	103,685

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Small Cap Advantage Fund has retained Granahan Investment Management, Inc. (“Granahan”) to serve as its investment sub-adviser.

DFC has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty in an amount equal to one half of the net management fees collected by DFC, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by DFC in respect of the Preferred and Income Fund.

Destra has agreed to pay from its own assets an annualized sub-advisory fee, monthly, to Granahan in an amount equal to one half of the net advisory fees collected by Destra, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by Destra in respect of the Small Cap Advantage Fund.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

Other Service Providers

UMBFS serves as each Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as each Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A Shares and the Preferred and Income Fund’s Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 1.00% of the average daily net assets of the Preferred and Income Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Funds are authorized to make payments to Destra Capital Investments, LLC, the Funds’ distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

Each Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of each Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Funds have no examinations in progress during the six months ended March 31, 2024. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of each Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on each Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2024. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred	Small Cap
	and Income	Advantage
	Fund	Fund
Cost of investments	$227,721,115	$17,636,230
Gross unrealized appreciation	1,312,609	1,958,886
Gross unrealized depreciation	(29,736,381)	(3,865,584)
Net unrealized appreciation (depreciation)	$(28,423,772)	$(1,906,698)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are related to the write-off of net operating losses for the Granahan Small Cap Advantage Fund.

For the year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

	Paid-in	Distributable
	Capital	Earnings
Preferred and Income Fund	$-	$-
Small Cap Advantage Fund	(253,432)	253,432

As of September 30, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

		Small Cap
	Preferred and	Advantage
	Income Fund	Fund
Undistributed ordinary income	$170,603	$-
Undistributed long-term capital gains	-	-
Tax distributable earnings	170,603	-
Accumulated capital and other losses	(17,143,179)	(5,799,888)
Temporary book and tax differences	-	-
Unrealized appreciation (depreciation) on investments	(28,423,772)	(1,906,698)
Total distributable earnings	$(45,396,348)	$(7,706,586)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st, may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2023, Preferred and Income Fund and Small Cap Advantage Fund had qualified post October losses of $10,808,510 and $2,118,087, respectively. Small Cap Advantage Fund had qualified late-year losses of $167,792.

The tax character of distributions paid during the years ended September 30, 2023 and 2022 were as follows:

	Preferred and Income Fund		Small Cap Advantage Fund
	2023	2022	2023	2022
Distributions paid from:
Ordinary income	$11,554,338	$12,478,800	$-	$810,413
Net long-term capital gains	-	-	-	1,692,727
Total distributions paid	$11,554,338	$12,478,800	$-	$2,503,140

At September 30, 2023, the Funds had accumulated non-expiring capital loss carry forwards as follows:

		Small Cap
	Preferred and	Advantage
	Income Fund	Fund
Short-term	$2,014,211	$2,775,396
Long-term	4,320,459	738,612
Total	$6,334,670	$3,514,008

To the extent that the Funds may realize future net capital gains, those gains will be offset by any unused non-expiring capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$12,964,974	$15,236,251
Small Cap Advantage Fund	5,168,799	6,939,618

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Preferred and Income Fund’s Prospectus. For the six months ended March 31, 2024, the total CDSC received by affiliates in the Preferred and Income Fund amounted to $0.

For the six months ended March 31, 2024, various broker dealers received $7,190 and $1,004 of sales charges from Shares sold of the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Sales charges from Shares sold of the Funds received by affiliates amounted to $646 and $125 for the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

8. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Preferred and Income Fund

Active Management Risk — The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Concentration Risk — The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Contingent Capital Securities Risk — Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Convertible Securities Risk — Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk — Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Financial Services Companies Risk — Financial services companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund.

Foreign Custody Risk — The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund.

High-Yield Securities Risk — High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. In general, high-yield securities may have a greater risk of default than other types of securities.

Income Risk — The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk — If interest rates rise — in particular, if long-term interest rates rise — the prices of fixed-rate securities held by the Fund will fall.

Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

LIBOR Risk — Many credit instruments, derivatives and other financial instruments, including those in which the Fund may invest, utilized LIBOR as the reference or benchmark rate for variable interest rate calculations. However, in July 2017, the Financial Conduct Authority announced plans to phase out the use of LIBOR by the end of 2021. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some USD LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid USD LIBOR tenors on June 30, 2023.

The Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month USD LIBOR settings after June 30, 2023 through at least September 30, 2024. Various financial industry groups around the world have been planning the transition to the use of different benchmarks. In the United States, the Federal Reserve Board and the New York Fed convened the Alternative Reference Rates Committee, comprised of a group of private-market participants, which recommended the Secured Overnight Financing Rate as an alternative reference rate to USD LIBOR. While the transition away from LIBOR became increasingly well-defined in advance of the anticipated discontinuation of LIBOR, the impact on certain debt securities, derivatives and other financial instruments has not been determined and may remain uncertain for some time. Many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date or have otherwise amended certain legacy instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events. However, neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known. While some instruments tied to LIBOR may include a replacement rate to LIBOR, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The transition process may lead to increased volatility and illiquidity in markets that relied on the LIBOR to determine interest rates. The cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering into new trades.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Non-Investment-Grade Securities Risk — Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Non-U.S. Investments Risk — The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

In June 2016, the United Kingdom (“UK”) approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. At this time, the ongoing impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Small Cap Advantage Fund

Active Management Risk — The Fund is an actively-managed portfolio and its success depends upon the investment skills and analytical abilities of the Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational and information security issues relating to cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures and/or financial loss.

Equity Securities Risk — Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests in decline or if overall market and economic conditions deteriorate. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, equity securities may lose value due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund.

Investment Style Risk — Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, or military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall, securities values could decline generally or could underperform other investments.

Non-U.S. Investments Risk — An investment in non-U.S. companies involves other risks not associated with domestic issuers. Non-U.S. investments may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.

Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. holdings. Additionally, non-U.S. issuers may be subject to less stringent regulation and to different accounting, auditing and recordkeeping requirements. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns and/or rising government debt levels of several European countries. These events may spread to other countries in Europe, including countries that do not use the euro. In June 2016, the United Kingdom (“UK”) approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. At this time, the ongoing impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Portfolio Turnover Risk — The Fund’s strategy may frequently involve buying and selling portfolio securities, depending on the Sub-Adviser’s assessment of each holding’s risk/reward. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Sector Risk — The Fund may, at times, invest a significant portion of its total assets in securities of companies conducting business within one or more of the same economic sectors or industries, including the consumer discretionary, heath care, industrials and information technology sectors. Companies in the same sector or industry may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector or industry than a fund that invests more broadly.

Notes to Financial Statements (continued)
March 31, 2024 (unaudited)

Special Situation Companies Risk — The Fund will seek to benefit from investments in companies that are experiencing (or are expected to experience) unusual and possibly non-repetitive “special situations,” such as new management, product, acquisitions, consolidations, mergers, and reorganizations, and/or marketing changes or other events that are expected to affect a particular issuer. There is a risk that a “special situation” identified by the Sub-Adviser might not occur or will involve a longer time frame than originally expected, which could have a negative impact on the price of the issuer’s securities and the Fund’s NAV. Investments in special situation companies are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in special situation companies is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Sub-Adviser.

Valuation Risk — The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation involves subjective judgment.

Smaller Companies Risk — The Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

9. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers. Certain officers are officers of Destra.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund pays a portion of these fees on a pro rata basis according to each Fund’s average net assets. Service fees paid by the Trust for the six months ended March 31, 2024, are disclosed in the Statements of Operations.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On April 29, 2024, the Preferred and Income Fund paid a distribution of $0.0486 per Class A Share, $0.0523 per Class I Share and $0.0376 per Class C Share to shareholders of record on April 26, 2024.

Additional Information
March 31, 2024 (unaudited)

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2023, the Preferred and Income Fund and Small Cap Advantage Fund had 62.49% and 100%, respectively, of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2023, the Preferred and Income Fund and Small Cap Advantage Fund had 96.16% & 0.00%, respectively, of dividends paid from net investment income designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434 or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Liquidity Risk Management — The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. Assessment and management of each Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments. The Funds’ Board approved the appointment of the Liquidity Risk Management Committee as the Program’s administrator to carry out the specific responsibilities set forth in the Program, including written reporting to the Board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year and any material changes to the Program (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage each Fund’s liquidity risk.

Approval of Investment Management Agreements
March 31, 2024 (unaudited)

Renewal of Preferred & Income Fund Advisory and Sub-Advisory Agreement

At a meeting held on November 10, 2023, the Board of Trustees of Destra Investment Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement (the “Preferred & Income Advisory Agreement”) between DFC Preferred Advisors LLC (“DFC”) and the Trust with respect to the Destra Flaherty Preferred and Income Fund (the “Preferred and Income Fund”) and the Sub-Advisory Agreement between the Trust, on behalf of the Preferred and Income Fund, Flaherty & Crumrine Incorporated (the “Flaherty”), and DFC (together with the Preferred & Income Advisory Agreement, the “Preferred & Income Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Preferred & Income Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Preferred & Income Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Preferred & Income Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Preferred & Income Advisory Agreements.

In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by DFC and Flaherty to the Preferred and Income Fund under the Preferred & Income Advisory Agreements, including the selection of Preferred and Income Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by DFC and Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of DFC and Flaherty who provide the investment advisory and/or administrative services to the Preferred and Income Fund. The Board determined that DFC’s key personnel and Flaherty’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both DFC’s and Flaherty’s respective compliance policies and procedures including the procedures used to determine the value of the Preferred and Income Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board reviewed the performance of the Preferred and Income Fund over during the one-year, three-year, five-year, ten-year, and since inception periods ended August 31, 2023, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund outperformed the peer group median over the ten-year period, had performance equal to the peer group median for the since inception period, and underperformed over the one-year, three-year, and five-year periods. The Board also considered information related to the manner in which the peer group was selected, and additional performance information from Flaherty. The Board further discussed the Preferred and Income Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total net expense ratio of the Preferred and Income Fund. The Board compared the advisory fee and total net expense ratio for the Fund as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the peer group median. The Board concluded that the advisory fees paid to DFC and Flaherty were reasonable and satisfactory in light of the services provided.

Approval of Investment Management Agreements (continued)
March 31, 2024 (unaudited)

Comparable Accounts

The Board noted certain information provided by DFC and Flaherty regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Preferred and Income Fund. With respect to DFC, the Board noted that DFC does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to Flaherty, the Board concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Flaherty’s other clients employing a comparable strategy to the Preferred and Income Fund were not indicative of any unreasonableness with respect to the sub-advisory fee payable by the Preferred and Income Fund.

Economies of Scale

The Board reviewed the structure of the Preferred and Income Fund’s investment management under the applicable Advisory Agreement. The Board determined that, based on the Preferred and Income Fund’s current assets and projections for future growth in such assets, neither DFC nor Flaherty is currently experiencing economies of scale with respect to the Preferred and Income Fund, but that they have an appropriate framework in place with respect to economies of scale.

Profitability

The Board discussed the information related to DFC’s retrospective profitability analysis for 2022 and projected profitability analysis for 2023 and 2024, and related to Flaherty’s retrospective profitability analysis for 2022 and projected profitability analysis for 2023, from their management of the Preferred and Income Fund. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of DFC and Flaherty was not unreasonable.

Other Benefits

The Board also considered other benefits potentially received by DFC and Flaherty from their management of the Preferred and Income Fund, including, with respect to DFC, selling and servicing other open-end or closed-end funds in parallel with the Preferred and Income Fund, cross-selling opportunities to existing clients, and efficiencies in marketing the Fund alongside DFC’s other product offerings. With respect to Flaherty, the Board considered that Flaherty may benefit from marketing opportunities for Flaherty’s other products. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Preferred & Income Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning DFC, Flaherty and the Preferred and Income Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the renewals of the Preferred & Income Advisory Agreements.

Approval of Investment Management Agreements (continued)
March 31, 2024 (unaudited)

Renewal of Granahan Advisory Agreement and Sub-Advisory Agreement

At a meeting held on November 10, 2023, the Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement (the “Small Cap Advantage Advisory Agreement”) between Destra Capital Advisors LLC (“Destra”) and the Trust, with respect to the Small Cap Advantage Fund (the “Small Cap Advantage Fund”), and the Sub-Advisory Agreement between the Trust, on behalf of the Small Cap Advantage Fund, Granahan Investment Management, Inc. (“Granahan”), and Destra (together with the Small Cap Advantage Advisory Agreement, the “Small Cap Advantage Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Small Cap Advantage Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Small Cap Advantage Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Small Cap Advantage Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Small Cap Advantage Advisory Agreements.

In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Granahan to the Small Cap Advantage Fund under the applicable Small Cap Advantage Advisory Agreement, including the selection of fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Granahan including, among other things, providing office facilities, equipment, and personnel.

The Board also reviewed and considered the qualifications of the key personnel of Destra and Granahan who provide the investment advisory and/or administrative services to the Small Cap Advantage Fund. The Board determined that each of Destra’s and Granahan’s key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account Destra’s and Granahan’s respective compliance policies and procedures, including the procedures used to determine the value of the Small Cap Advantage Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board evaluated the Small Cap Advantage Fund’s performance for the one-year, three-year, and since inception periods ended August 31, 2023, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund underperformed the peer group median over the one-year, three-year and since inception periods. The Board also considered additional performance information provided by Granahan. The Board also considered information related to the manner in which the peer group was selected. The Board further discussed the Small Cap Advantage Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rates and total net expense ratio of the Small Cap Advantage Fund. The Board compared the advisory fee and total net expense ratio for the Small Cap Advantage Fund with data of a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the peer group median. The Board noted that Granahan’s sub-advisory fee is paid by Destra. The Board concluded that the advisory fees paid by the Small Cap Advantage Fund to the Adviser and the sub-advisory fees paid by the Adviser to Granahan were reasonable and satisfactory in light of the services provided.

Approval of Investment Management Agreements (continued)
March 31, 2024 (unaudited)

Comparable Accounts

The Board noted certain information provided by Destra and Granahan regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Small Cap Advantage Fund. With respect to Destra, the Board noted that Destra does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to Granahan, the Board concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Granahan’s other clients employing a comparable strategy to the Small Cap Advantage Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Small Cap Advantage Fund.

Economies of Scale

The Board reviewed the structure of the Small Cap Advantage Fund’s investment management under the applicable Small Cap Advantage Advisory Agreements. The Board determined that, based on the Small Cap Advantage Fund’s current assets and projections for future growth in such assets, it is not likely that the Small Cap Advantage Fund will achieve economies of scale in the near future.

Profitability

The Board discussed the information related to Destra’s and Granahan’s realized and projected profitability from their management of the Small Cap Advantage Fund during certain periods of time. With respect to Destra, the Board considered a retrospective profitability analysis for 2022, and a projected profitability analysis for 2023 and 2024. As to Granahan, the Board considered the retrospective profitability analysis provided for 2022, and the projected profitability analysis for 2023 and 2024. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of Destra and Granahan was not unreasonable.

Other Benefits

The Board also considered other benefits potentially received by Destra and Granahan from their management of the Small Cap Advantage Fund. The Board noted that Destra may accrue benefits from selling and servicing other open-end or closed-end funds in parallel with the Fund and Destra’s sales effort may enjoy cross-selling opportunities to its existing clients and certain efficiencies in marketing the Fund alongside Destra’s other product offerings. The Board also considered information provided by Granahan with respect to its use of soft dollars. The Board also considered that Granahan may accrue benefits from higher assets under management, including increased access to brokerage and research conferences, increased commissions available for soft dollar research products, and regular due diligence oversight. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Small Cap Advantage Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, Granahan and the Small Cap Advantage Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Small Cap Advantage Fund and its shareholders to approve the renewals of the Small Cap Advantage Advisory Agreements.

Trust Information

Board of Trustees	Officers	Investment Advisers
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	DFC Preferred Advisors LLC
	Chief Financial Officer and Treasurer	Bozeman, MT

	Randi Roessler	Sub-Advisers
	Chief Compliance Officer	Flaherty & Crumrine Inc.
Pasadena, CA
Marcie McVeigh
	Assistant Treasurer	Granahan Investment Management Inc.
Waltham, MA
Jake Schultz
	Secretary	Distributor
Destra Capital Investments LLC
	Ken Merritt	Bozeman, MT
Assistant Secretary
Custodian
UMB Bank, N.A.
Kansas City, MO

Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
Cleveland, OH

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your Shares of the Trust?

●	If your Shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/04/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/04/2024

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/04/2024